Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Total Revenues	$ 10,665,266	$ 9,817,472
Total cost of revenues	7,297,179	6,678,276
Gross profit	3,368,087	3,139,196
Operating expenses:
Selling expenses	553,441	899,367
General and administrative expenses	19,435,356	10,330,446
Research and development expenses	206,920	520,479
Total operating expenses	20,195,717	11,750,292
Loss from operations	(16,827,630)	(8,611,096)
Other income (expense):
Interest income	14,127	6,736
Interest expense	(87,511)	(64,246)
Other expense, net	68,973	2,051
Total other expense, net	(4,411)	(55,459)
Loss before income taxes	(16,832,041)	(8,666,555)
(Benefit) provision for income taxes	(180,361)	64,686
Net loss	(16,651,680)	(8,731,241)
Comprehensive (loss) income
Foreign currency translation adjustments	(157,492)	347,485
Comprehensive loss	$ (16,809,172)	$ (8,383,756)
Loss per share
Basic (in Dollars per share)	$ (0.68)	$ (0.38)
Diluted (in Dollars per share)	$ (0.68)	$ (0.38)
Weighted average number of shares outstanding
Basic (in Shares)	24,621,158	23,018,717
Diluted (in Shares)	24,621,158	23,018,717
Third Parties
Total Revenues	$ 10,603,305	$ 9,337,289
Total cost of revenues	7,255,457	6,533,648
Related Party
Total Revenues	61,961	480,183
Total cost of revenues	$ 41,722	$ 144,628